Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of Assets Held for Sale

	2024 £m	2023 £m
Property, plant and equipment	3	60
Other	–	16
	3	76